Goodwill and Intangibles Level 4 (Details) - Estimated Annual Amortization Expense - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 13	$ 14	$ 13
2014	13
2015	9
2016	8
2017	8
2018	$ 8